Financial Risk Management (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
Percentage of cash and cash equivalents		55.00%
Percentage of cash held	56.00%
Principal amount		$ 585	$ 597
Accrued interests		6	5
Cash Receivable [Member]
Financial Risk Management [Line Items]
Cash receivable amount		235	260
Intercompany Receivable [Member]
Financial Risk Management [Line Items]
Cash receivable amount		$ 363	$ 343